Invested Assets and Investment Income - Schedule of Carrying Values and Fair Values of Invested Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [Line Items]
Debt securities	$ 203,904	$ 224,139
Private placements	47,057	42,842
Other invested assets	42,783	35,306
Public equities	23,519	28,067
Canadian Dollar Offered Rate [Member] | Interest Rate Benchmark Reform [Member]
Disclosure of fair value measurement of assets [Line Items]
Floating rate invested assets	173	176
US Dollars London Interbank Offered Rate [Member] | Interest Rate Benchmark Reform [Member]
Disclosure of fair value measurement of assets [Line Items]
Private placements	1,613	1,984
Floating rate invested assets	892	1,002
Australia Dollars Bank Bill Swap Rate [Member] | Interest Rate Benchmark Reform [Member]
Disclosure of fair value measurement of assets [Line Items]
Private placements	199	166
Floating rate invested assets	15	0
New Zealand Dollars Bank Bill Market Rate [Member] | Interest Rate Benchmark Reform [Member]
Disclosure of fair value measurement of assets [Line Items]
Private placements	43	43
Private equity [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	14,279
Less than 1 year [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,787	2,196
Less than 90 days [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	870	347
Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Private placements	41,968	47,276
Change in the fair value of these invested assets	(94)	15
Public equities	23,519	28,067
Alternative long-duration assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	38,439	31,204
Alternative long-duration assets [Member] | Private equity [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value		11,598
Alternative long-duration assets [Member] | Power and infrastructure [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	12,761	9,824
Alternative long-duration assets [Member] | Oil and gas [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	2,221	1,950
Alternative long-duration assets [Member] | Timber and agriculture [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	5,979	5,259
Alternative long-duration assets [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Total carrying value	3,199	2,573
Alternative long-duration assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	39,225	31,863
Cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Short-term securities with maturities of less than one year	4,148	7,314
Cash equivalents	8,711	9,239
Cash	6,294	6,041
Other [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets leveraged leases	3,840	3,457
SPPI qualifying [member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	302	323
SPPI non qualifying [member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	0	0
Private placements	98	181
Other invested assets	507	518
ALDA strategy [member] | Public equity [Member]
Disclosure of fair value measurement of assets [Line Items]
Public equities	1	5
Accumulated depreciation and amortisation [Member] | Real estate own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Accumulated depreciation of own use property	$ 411	$ 407